Income Taxes (Schedule Of Valuation Allowances Against Deferred Tax Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Allowances at beginning of year	$ 30.1	$ 54.2	$ 37.6
Benefits reserved current year	31.2	2.9	15.3
Benefits recognized current year	(15.1)	(33.5)	(3.7)
Write-offs and other changes	(1.5)	5.9	2.7
Translation difference	(3.0)	0.6	2.3
Allowances at end of year	$ 41.7	$ 30.1	$ 54.2